Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 0
2019	0
2020	0
2021	0
2022	0
Thereafter	9,534
Total	$ 9,534	$ 9,534